Redeemable Convertible Preferred Stock - Summary of Issuances of Redeemable Convertible Preferred Stock (Detail) (USD $)	Sep. 30, 2013	May 28, 2013	Dec. 31, 2012	Dec. 31, 2011
Redeemable Convertible Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Original Issue Price per Share		$ 0.20
Number of Shares Outstanding	0	93,966,024	93,821,393	93,726,013
Conversion Price per Share		$ 3.20
Redeemable Convertible Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Original Issue Price per Share		$ 0.44
Number of Shares Outstanding	0	40,641,227	40,641,227	40,641,227
Conversion Price per Share		$ 7.04
Redeemable Convertible Series B-1 Preferred Stock [Member]
Temporary Equity [Line Items]
Original Issue Price per Share		$ 0.53
Number of Shares Outstanding	0	5,660,378	5,660,378	5,660,378
Conversion Price per Share		$ 8.48
Redeemable Convertible Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Original Issue Price per Share		$ 0.69
Number of Shares Outstanding	0	74,156,709	73,880,351	73,880,351
Conversion Price per Share		$ 10.96